SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2023	2024
	US$	US$
Convertible bonds	5,153	997
Total:	5,153	997

Short-term investments included convertible bonds with maturities less than 1 year, which were classified as available-for-sales investments and measured at fair value. The Group recognized US$297 unrealized gains, US$277 and US$809 unrealized losses, and nil, nil, and US$1,949 impairment loss from these investments in 2022, 2023 and 2024, respectively.